Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss for the year	$ (6,778)	$ (75,382)	$ (104,666)
Adjustments for non-cash items:
Share-based compensation expense	321	2,637	4,276
Change in fair value of warrant liability	388	(6,868)	(33)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone		(11,305)	(2,711)
Loss on Registered Direct Offering		2,432
Offering costs		662
Commitment fee under Committed Purchase Agreement		839
Gain on settlement with Parexel – iOx CRO	(946)
Gain on dissolution of investment in associate		(27)
Gain from sale of investment in public company		(725)
Decrease in deferred tax liability		(10,564)	(17,881)
Share of loss in associate		233	260
Fair value of shares issued for services		50	120
Depreciation	35	54	1
Foreign exchange transaction gain			(14)
Changes in operating working capital:
Prepaid expenses and other receivables	1,574	(32)	(1,232)
Other assets	46	40	24
Accounts payable and accrued liabilities	(99)	972	1,114
Other	(3)	2	84
Net cash used in operating activities	(5,462)	(14,297)	(12,073)
Cash flows from investing activities:
Proceeds from sale of investment in public company		2,812
Purchase of convertible note receivable			(614)
Purchase of equipment			(3)
Net cash provided by (used in) investing activities		2,812	(617)
Cash flows from financing activities:
Proceeds from shares issued under private placement	2,150
Proceeds from the exercise of Pre-Funded Warrants	1
Proceeds from Registered Direct Offering		5,338
Proceeds from shares issued under ATM and Committed Purchase Agreement		682	2,982
Share issuance costs		(20)	(90)
Repayment of lease liability	(47)	(40)
Shares from RSU distribution		8
Repayment of notes payable assumed in Tarus acquisition			(2,000)
Repayment of milestone obligation assumed in Tarus acquisition			(1,009)
Net cash provided by (used in) financing activities	2,104	5,968	(117)
Decrease in cash and cash equivalents during year	(3,358)	(5,517)	(12,807)
Cash and cash equivalents at beginning of year	5,028	10,545	23,352
Cash and cash equivalents at end of year	1,670	5,028	10,545
Supplemental disclosure of cash flow information:
Cash paid for interest	3	30
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Stimunity Convertible Note for Stimunity shares at fair value		429
Right to use asset acquired		87
Lease liability incurred		87
Fair value of shares issued for Tarus			17,200
Fair value of shares issued for non-controlling interest purchase of iOx			9,737
Fair value of deferred purchase price payable - Tarus			8,538
Fair value of deferred obligation - iOx milestone			5,478
Liabilities assumed in Tarus acquisition			3,000
Fair value of shares issued for commitment fees - Committed Purchase			900
Net unrealized loss on investments in Intensity and Stimunity Convertible Note			(5,283)
iOx IPR&D [Member]
Adjustments for non-cash items:
Impairment loss		57,890	59,320
Tarus IPR&D [Member]
Adjustments for non-cash items:
Impairment loss		23,615	4,585
Stimunity [Member]
Adjustments for non-cash items:
Impairment loss		1,002	818
Saugatuck [Member]
Adjustments for non-cash items:
Impairment loss		178
Goodwill [member]
Adjustments for non-cash items:
Impairment loss			$ 43,862